Note 19 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 1,931,473	$ 1,729,031
Total long-lived assets	582,055	511,188
UNITED STATES
Revenues	1,822,688	1,632,019
Total long-lived assets	539,645	470,287
CANADA
Revenues	108,785	97,012
Total long-lived assets	$ 42,410	$ 40,901